Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information

(Millions)	2021	2020	2019
Cash income tax payments, net of refunds	$1,695	$1,351	$1,198
Cash interest payments	472	524	370
Cash interest payments include interest paid on debt and finance lease balances. Cash interest payments exclude the cash paid for early debt extinguishment costs. Additional details are described in Note 12.
Individual amounts in the Consolidated Statement of Cash Flows exclude the impacts of acquisitions, divestitures and exchange rate impacts, which are presented separately.